PLUS KOREA DEFENSE INDUSTRY INDEX ETF

SUMMARY OF INVESTMENTS (Unaudited)

February 28, 2026

Common Stocks — 97.3%	Shares	Fair Value
South Korea — 97.3%
Consumer Discretionary — 9.7%
Hyundai Wia Corporation	56,619	$ 3,987,143
Kia Corporation	23,261	3,323,000
SNT Dynamics Company Ltd.	143,975	5,604,866
SNT Motiv Company Ltd.	118,969	3,080,706
		15,995,715
Financials — 2.8%
Hanwha Corporation	48,074	4,565,108

Health Care — 2.5%
Samyang Comtech Company Ltd.(a)	465,044	4,157,432

Industrials — 67.9%
Hanwha Aerospace Company Ltd.	30,362	25,222,516
Hanwha Ocean Company Ltd.(a)	42,525	4,174,161
Hanwha Systems Company Ltd.	98,208	7,755,599
HD Hyundai Heavy Industries Company Ltd.	9,134	3,828,851
HJ Shipbuilding & Construction Company Ltd.(a)	212,240	3,732,827
Hyundai Rotem Company Ltd.	124,508	19,950,708
Korea Aerospace Industries Ltd.	122,473	16,304,192
LIG Nex1 Company Ltd.	21,269	7,525,840
LS Marine Solution Company Ltd.	100,661	2,344,208
MNC Solution Company Ltd.	45,435	4,143,950
Neuromeka Company Ltd.(a)	102,547	5,824,185
Rainbow Robotics(a)	6,794	4,061,759
Samhyun Company Ltd.	107,285	4,474,869
SK oceanplant Company Ltd.(a)	184,751	2,478,759
		111,822,424
Materials — 3.5%
Poongsan Corporation	70,596	5,683,015

Technology — 10.9%
Satrec Initiative Company Ltd.	88,257	11,669,434
Sphere Corporation(a)	208,890	6,229,671
		17,899,105

Total South Korea		160,122,799

Total Common Stocks
(Cost $113,199,779)		160,122,799

Total Investments — 97.3%
(Cost $113,199,779)		160,122,799

Other Assets in Excess of Liabilities — 2.7%		4,520,752

Total Net Assets — 100.0%		$ 164,643,551

LTD	- Limited Company
(a)	Non-income producing security.